Supplementary cash flow information - Net change in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flow Statement [Abstract]
Accounts receivable	$ 80,109	$ 106,360
Work in progress	(63,386)	(8,999)
Prepaid expenses and other assets	49,158	4,466
Long-term financial assets	(9,329)	(24,423)
Accounts payable and accrued liabilities	(167,764)	22,151
Accrued compensation and employee-related liabilities	(59,885)	(27,689)
Deferred revenue	(1,932)	50,420
Income taxes	(85,430)	(98,207)
Provisions	122,426	(594)
Long-term liabilities	7,739	33,540
Derivative financial instruments	118	634
Retirement benefits obligations	9,133	7,337
Increase (decrease) in working capital	$ (119,043)	$ 64,996